SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Leases
Year I	$ 84,378	$ 84,378
Year II	330,737	203,023
Year III	256,267	164,660
Year IV	172,690	85,440
Year V	112,923	33,000
Year VI
Thereafter	381,932
Total undiscounted operating lease payments	1,338,927	486,123
Less: Imputed interest		46,322
Less: Imputed interest	(189,715)
Present value of operating lease liabilities	$ 1,149,212	$ 439,801